Note 11 - Business Combination (Detail) - Pro Forma Balance Sheet (Parentheticals) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2007	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	133,333,334	133,333,334		133,333,334
Common stock, shares issued	6,391,730	68,201,843		70,452,770
Common stock, shares outstanding	6,391,730	68,201,843		70,452,770